Trade Payables And Reverse Factoring Operations (Tables)	12 Months Ended
Dec. 31, 2019
Trade Payables And Reverse Factoring Operations [Abstract]
Trade payables and reverse factoring operations

	2019	2018
Domestic trade payables	1,581,759	1,511,576
Foreign trade payables (a)	105,073	80,714

	1,686,832	1,592,290

Reverse factoring operations (b)	142,924	144,501

	1,829,756	1,736,791